Shareholder Report, Holdings (Details) - LAFFER|TENGLER Equity Income ETF	Jul. 31, 2025
Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
RTX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Abbvie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Carrier Global Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
CONSUMER DISCRETIONARY [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.77%
CONSMER STAPLES [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
ENERGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
FINANCIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.29%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.26%
INDUSTRIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.07%
INFORMATION TECHNOLOGY - HARDWARE [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
INFORMATION TECHNOLOGY - SOFTWARE & SERVICES [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.49%
MATERIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
UTILITIES [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%